Fees Summary	Jul. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,616,000
Previously Paid Amount	0.00
Total Fee Amount	637.47
Total Offset Amount	0.00
Net Fee	637.47
Narrative - Max Aggregate Offering Price	$ 4,616,000
Final Prospectus	true